Stockholders' Equity And Regulatory Matters (Schedule of Compliance with Regulatory Capital Requirements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 52,803	$ 52,588
Capital Required for Capital Adequacy	23,103	22,339
Capital to Risk Weighted Assets	18.28%	18.83%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital	49,506	49,657
Tier One Risk Based Capital Required for Capital Adequacy	11,552	11,169
Tier One Risk Based Capital to Risk Weighted Assets	17.14%	17.78%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital	49,506	49,657
Tier One Leverage Capital Required for Capital Adequacy	18,074	17,803
Tier One Leverage Capital to Average Assets	10.96%	11.16%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
The Juniata Valley Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	47,812	46,692
Capital Required for Capital Adequacy	22,780	22,006
Capital Required to be Well Capitalized	28,475	27,507
Capital to Risk Weighted Assets	16.79%	16.97%
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	44,519	43,757
Tier One Risk Based Capital Required for Capital Adequacy	11,390	11,003
Tier One Risk Based Capital Required to be Well Capitalized	17,085	16,504
Tier One Risk Based Capital to Risk Weighted Assets	15.63%	15.91%
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital	44,519	43,757
Tier One Leverage Capital Required for Capital Adequacy	17,822	17,670
Tier One Leverage Capital Required to be Well Capitalized	$ 22,277	$ 22,087
Tier One Leverage Capital to Average Assets	9.99%	9.91%
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%